Schedule of Significant Acquisitions and Disposals of Property, plant and equipment (Details)	12 Months Ended
Feb. 28, 2014
Operations And Summary Of Significant Accounting Principles Schedule Of Significant Acquisitions And Disposals Of Property, Plant And Equipment 1	7.00%
Operations And Summary Of Significant Accounting Principles Schedule Of Significant Acquisitions And Disposals Of Property, Plant And Equipment 2	20.00%
Operations And Summary Of Significant Accounting Principles Schedule Of Significant Acquisitions And Disposals Of Property, Plant And Equipment 3	5.00%
Operations And Summary Of Significant Accounting Principles Schedule Of Significant Acquisitions And Disposals Of Property, Plant And Equipment 4	20.00%
Operations And Summary Of Significant Accounting Principles Schedule Of Significant Acquisitions And Disposals Of Property, Plant And Equipment 5	8.00%
Operations And Summary Of Significant Accounting Principles Schedule Of Significant Acquisitions And Disposals Of Property, Plant And Equipment 6	20.00%